SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital
Common Share Capital

($ millions, except as noted)	Number of Common Shares (millions)	Common Share Capital
Balance at December 31, 2021	550	15,678
Share-based payment transactions(1)	7	319
Repurchased	(7)	(204)
Balance at December 31, 2022	550	15,793
Share-based payment transactions(1)	—	6
Repurchased	(1)	(34)
Balance at December 31, 2023	549	15,765
(1)    Exercised options are settled by issuing the net number of common shares equivalent to the gain upon exercise.
Preferred Share Capital

($ millions, except as noted)	Number of Preferred Shares (millions)	Preferred Share Capital
Balance at December 31, 2021	105	2,517
Class A, Series 23 Preferred shares redeemed, net of issue costs	(12)	(300)
Part VI.1 tax	—	(9)
Balance at December 31, 2022	93	2,208
Part VI.1 tax	—	(9)
Balance at December 31, 2023	93	2,199

Disclosure of share repurchases
The following table summarizes Pembina's share repurchases under its NCIB:

For the years ended December 31 (millions, except as noted)	2023	2022
Number of common shares repurchased for cancellation (thousands)	1,197	7,154
Average price per share	$41.76	$46.55
Total cost(1)	50	333
(1)    Total cost includes $34 million (2022: $204 million) charged to share capital and $16 million (2022: $129 million) charged to deficit.

Disclosure of dividends
The following dividends were declared and paid by Pembina:

For the years ended December 31
($ millions)	2023	2022
Common shares
$2.66 per common share (2022: $2.55)	1,459	1,409
Class A preferred shares
$1.23 per Series 1 Class A Preferred Share (2022: $1.23)	12	12
$1.12 per Series 3 Class A Preferred Share (2022: $1.12)	7	7
$1.14 per Series 5 Class A Preferred Share (2022: $1.14)	11	11
$1.10 per Series 7 Class A Preferred Share (2022: $1.10)	11	11
$1.08 per Series 9 Class A Preferred Share (2022: $1.08)	10	10
$1.54 per Series 15 Class A Preferred Share (2022: $1.22)	12	10
$1.21 per Series 17 Class A Preferred Share (2022: $1.21)	7	7
$1.17 per Series 19 Class A Preferred Share (2022: $1.17)	9	9
$1.49 per Series 21 Class A Preferred Share (2022: $1.23)	23	20
$1.49 per Series 22 Class A Preferred Share (2022: nil)	2	—
nil per Series 23 Class A Preferred Share (2022: $1.15)	—	16
$1.54 per Series 25 Class A Preferred Share (2022: $1.30)	16	13
	120	126
Pembina's Board of Directors also declared quarterly dividends for Pembina's Class A preferred shares on January 8, 2024 as outlined in the following table:

Series	Record Date	Payable Date	Per Share Amount	Dividend Amount ($ millions)
Series 1	February 1, 2024	March 1, 2024	$0.407813	4
Series 3	February 1, 2024	March 1, 2024	$0.279875	2
Series 5	February 1, 2024	March 1, 2024	$0.285813	3
Series 7	February 1, 2024	March 1, 2024	$0.273750	3
Series 9	February 1, 2024	March 1, 2024	$0.268875	2
Series 15	March 15, 2024	April 1, 2024	$0.385250	3
Series 17	March 15, 2024	April 1, 2024	$0.301313	2
Series 19	March 15, 2024	April 1, 2024	$0.292750	2
Series 21	February 1, 2024	March 1, 2024	$0.393875	6
Series 22	February 1, 2024	March 1, 2024	$0.523436	1
Series 25	January 31, 2024	February 15, 2024	$0.405063	4